Derivative financial instruments	12 Months Ended
Mar. 31, 2022
Financial Instruments [Abstract]
Derivative financial instruments
17. Derivative financial instruments

Derivatives are financial instruments that derive their value from the price of an underlying item such as interest rates, foreign exchange rates, credit spreads, commodities, equities or other indices. In accordance with policies approved by the Board, derivatives are transacted generally to manage exposures to fluctuations in interest rates, foreign exchange rates and commodity prices. Our derivatives balances comprise two broad categories:
• financing derivatives: These are used to manage our exposure to interest rates and foreign exchange rates. Specifically, we use these derivatives to manage our financing portfolio, holdings in foreign operations and contractual operational cash flows; and
• commodity contract derivatives: These are used to manage our US customers’ exposure to price and supply risks. Some forward contracts for the purchase of commodities meet the definition of derivatives. We also enter into derivative financial instruments linked to commodity prices, including index futures, options and swaps, which are used to manage market price volatility.

Derivatives are initially recognised at fair value and subsequently remeasured to fair value at each reporting date. Changes in fair values are recorded in the period they arise, in either the consolidated income statement or other comprehensive income. Where the gains or losses recorded in the income statement arise from changes in the fair value of derivatives to the extent that hedge accounting is not applied or is not fully effective, these are recorded as remeasurements, detailed in notes 5 and 6. Where the fair value of a derivative is positive it is carried as a derivative asset, and where negative as a derivative liability.
The fair value of derivative financial instruments is calculated by taking the present value of future cash flows, primarily incorporating market observable inputs. The various inputs include foreign exchange spot and forward rates, yield curves of the respective currencies, currency basis spreads between the respective currencies, interest rate and inflation curves, the forward rate curves of underlying commodities, and for those positions that are not fully cash collateralised, the credit quality of the counterparties.
Certain clauses embedded in non-derivative financial instruments or other contracts are presented as derivatives because they impact the risk profile of their host contracts and they are deemed to have risks or rewards not closely related to those host contracts.
Further information on how derivatives are valued and used for risk management purposes is presented in note 32. Information on commodity contracts and other commitments not meeting the definition of derivatives is presented in note 30.
The fair values of derivatives by category are as follows:

	2022			2021
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Current	282	(144)	138	457	(145)	312
Non-current	305	(869)	(564)	542	(754)	(212)
	587	(1,013)	(426)	999	(899)	100

Financing derivatives	298	(991)	(693)	942	(767)	175
Commodity contract derivatives	289	(22)	267	57	(132)	(75)
	587	(1,013)	(426)	999	(899)	100
(a) Financing derivatives
The fair values of financing derivatives by type are as follows:

	2022			2021
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Interest rate swaps	89	(97)	(8)	325	(159)	166
Cross-currency interest rate swaps	174	(642)	(468)	601	(351)	250
Foreign exchange forward contracts¹	35	(65)	(30)	16	(74)	(58)
Inflation-linked swaps	—	(187)	(187)	—	(183)	(183)
	298	(991)	(693)	942	(767)	175
1.    Included within the foreign exchange forward contracts balance are £21 million (2021: £32 million) of derivative liabilities in relation to the hedging of capital expenditure and a deal-contingent foreign exchange forward contract liability of £nil (2021: £9 million) in relation to the disposal of NECO (see note 10).
17. Derivative financial instruments continued
(a) Financing derivatives continued
The maturity profile of financing derivatives is as follows:

	2022			2021
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Current
Less than 1 year	34	(136)	(102)	428	(70)	358
	34	(136)	(102)	428	(70)	358
Non-current
In 1 to 2 years	6	(29)	(23)	10	(14)	(4)
In 2 to 3 years	28	(39)	(11)	24	(12)	12
In 3 to 4 years	—	(26)	(26)	62	(80)	(18)
In 4 to 5 years	12	(16)	(4)	4	(42)	(38)
More than 5 years	218	(745)	(527)	414	(549)	(135)
	264	(855)	(591)	514	(697)	(183)
	298	(991)	(693)	942	(767)	175
The notional contract amounts of financing derivatives by type are as follows:

	2022	2021
	£m	£m
Interest rate swaps	(1,607)	(2,259)
Cross-currency interest rate swaps	(10,397)	(8,389)
Foreign exchange forward contracts	(6,371)	(4,651)
Inflation-linked swaps	(500)	(500)
	(18,875)	(15,799)
London Inter-bank Offered Rate (LIBOR) is being replaced as an interest rate benchmark by alternative reference rates and therefore we are transitioning LIBOR cash flows on our affected contracts in line with the relevant jurisdictions. During the year we transitioned derivatives which pay or receive cash flows that reference GBP LIBOR (maturing between 2023 and 2040) to alternative reference rates (not transitioned in 2021: £2,041 million, maturing between 2023 and 2026). Derivatives with a notional value of £806 million that reference USD LIBOR (maturing between 2023 and 2026) are yet to be amended (2021: £769 million, maturing between 2023 and 2026).
(b) Commodity contract derivatives
The fair values of commodity contract derivatives by type are as follows:

	2022			2021
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Commodity purchase contracts accounted for as derivative contracts
Forward purchases of gas	11	(6)	5	44	(94)	(50)
Derivative financial instruments linked to commodity prices
Electricity capacity	1	—	1	2	—	2
Electricity swaps	208	(10)	198	10	(33)	(23)
Electricity options	5	—	5	—	(1)	(1)
Gas swaps	29	(6)	23	1	(3)	(2)
Gas options	35	—	35	—	(1)	(1)
	289	(22)	267	57	(132)	(75)
17. Derivative financial instruments continued
(b) Commodity contract derivatives continued
The maturity profile of commodity contract derivatives is as follows:

	2022			2021
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Current
Less than one year	248	(8)	240	29	(75)	(46)
	248	(8)	240	29	(75)	(46)
Non-current
In 1 to 2 years	34	(6)	28	7	(24)	(17)
In 2 to 3 years	5	(5)	—	7	(16)	(9)
In 3 to 4 years	2	(2)	—	7	(7)	—
In 4 to 5 years	—	(1)	(1)	6	(5)	1
More than 5 years	—	—	—	1	(5)	(4)
	41	(14)	27	28	(57)	(29)
	289	(22)	267	57	(132)	(75)
The notional quantities of commodity contract derivatives by type are as follows:

	2022	2021
Forward purchases of gas[1]	28m Dth	36m Dth
Electricity swaps	13,458 GWh	12,321 GWh
Gas swaps	39m Dth	47m Dth
Gas options	59m Dth	40m Dth
1.    Forward gas purchases have terms up to one year (2021: five years). The contractual obligations under these contracts are £86 million (2021: £104 million).